INCOME TAXES (Tables)	12 Months Ended
May 31, 2020
Income Taxes [Abstract]
Schedule of income tax expense
	May 31	May 31
For the year ended	2020	2019
Loss before income taxes	$(6,132,721)	$(2,087,058)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery) at statutory income tax rate	(1,655,835)	(538,035)
Difference between Canadian and foreign tax rate	(18,518)	(14,573)
Permanent differences	655,814	246,212
Changes in unrecognized deferred tax assets	525,928	721,316
Other adjustments	127,750	(58,489)
Total income tax expense	$(364,861)	$356,431

Current income tax expense (recovery)	$(128,718)	$408,524
Deferred income tax expense (recovery)	$(236,143)	$(52,093)

Schedule of deferred income tax asset (liability)
	May 31	May 31
Deferred income tax assets (liabilities)	2020	2019
Deferred tax assets:
Mineral expenditures and capital assets	$1,548,158	$1,519,734
Share issue costs	170,052	182,079
Non-capital losses and others	5,089,446	3,437,319
Unrecognized deferred tax assets	6,807,656	5,139,132
	(6,284,425)	(5,139,132)
Deferred tax liabilities	(1,183,536)	(145,221)
Net deferred income tax asset (liability)	$(660,305)	$(145,221)

Schedule of significant temporary differences, unused tax credits, and unused tax losses
	May 31	Expiry	May 31	Expiry
	2020	date range	2019	date range
Mineral expenditures and capital assets	$5,733,918	No expiry date	$5,752,246	No expiry date
Share issue costs	629,923	2022 to 2025	674,367	2022 to 2024
Non-capital losses and other	19,633,365	2026 to 2040	15,487,395	2026 to 2039